Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
The following table presents amounts received from related parties for management fees and dividends for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020		2019		2018
	Management fees	Dividends	Management fees	Dividends	Management fees	Dividends
AerDragon	$543	$—	$675	$1,667	$497	$1,667
ACSAL	480	267	480	1,088	480	1,119
AerLift	590	—	1,360	393	1,677	394
	$1,613	$267	$2,515	$3,148	$2,654	$3,180
Norwegian Air Shuttle ASA
During the year ended December 31, 2020, we leased aircraft to, and had ordinary share and debt investments in NAS. Please refer to Note 9 —Investments for details of our ordinary share and debt investments. As of December 31, 2020, we no longer have a seat on the NAS board and have reduced our shareholding significantly through sales; therefore, NAS is no longer considered a related party. During the year ended December 31, 2020, we sold three of our forward order aircraft to Arctic Aviation Assets DAC, which is a wholly owned subsidiary of NAS. No gain or loss was recognized on these sales.